RELATED PARTY TRANSACTIONS - Schedule of consulting fees and contract labor (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Consulting fees and contract labor	$ 0	$ 25,000	$ 24,000	$ 73,606
Spouse of former CEO and Director [Member]
Related Party Transaction [Line Items]
Consulting fees and contract labor	0	18,000	12,000	36,000
Other family members of former CEO and Director [Member]
Related Party Transaction [Line Items]
Consulting fees and contract labor	0	7,000	12,000	27,000
Former directors [Member]
Related Party Transaction [Line Items]
Consulting fees and contract labor	$ 0	$ 0	$ 0	$ 10,606